Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (16,865)	$ (16,745)	$ (40,690)	$ (29,799)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	87,053,000	83,485,000	86,723,000	77,722,000
Earnings Per Share, Basic	$ (0.19)	$ (0.20)	$ (0.47)	$ (0.38)